Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2020
Entity Registrant Name	dei_EntityRegistrantName	Advisors Preferred Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001556505
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	apt
Document Creation Date	dei_DocumentCreationDate	Jul. 06, 2021
Document Effective Date	dei_DocumentEffectiveDate	Jul. 06, 2021
Prospectus Date	rr_ProspectusDate	Jul. 06, 2021
Investor Class Shares | Hundredfold Select Alternative Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Hundredfold Select Alternative Fund (the “Fund”) seeks a moderate total rate of return (income plus capital appreciation) on an annual basis.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 515% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	515.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses for the Fund do not correlate to the “Ratios to Average Net Assets: Net Expenses” provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Hundredfold Advisors LLC (“Hundredfold” or the “Subadviser”) actively manages the Fund’s portfolio to invest primarily in any combination of equity and fixed-income securities based on market conditions and trends and the Subadviser’s expectations and assessment of risks. Equity securities are common and preferred stocks. The term “Alternative” in the Fund’s name simply refers to the fact that the Subadviser may choose from among many investment alternatives and alternative strategies such as taking short exposure to an asset class. Although the Fund may invest directly in equity and fixed-income securities, it will primarily invest in such securities indirectly through securities that invest in or are a derivative of such securities, primarily including futures contracts, swap agreements, exchange-traded funds (“ETFs”), naked and covered options on such instruments, currencies, and other unaffiliated investment companies. The Subadviser may also select long or short commodity futures of any kind to seek to enhance returns or hedge economic risk related to the portfolio. It may also seek exposure to securities of foreign issuers including those in emerging markets. The Fund also may invest in depositary receipts, including sponsored and unsponsored American Depositary Receipts (“ADRs”), which are traded on exchanges and provide an alternative to investing directly in foreign securities. The Fund’s investments may also include securities issued by master limited partnerships (“MLPs”), provided that the Fund may not invest more than 10% of its net assets in such securities. The Fund may invest up to 15% of its total assets to indirectly gain exposure to Bitcoin, through shares of Grayscale® Bitcoin Trust and Bitcoin futures contracts. For purposes of this 15% limit, these investments are measured at market value and notional value, respectively. Grayscale® Bitcoin Trust is a Delaware statutory trust that holds Bitcoin and issues common units of fractional undivided beneficial interest (shares) that trade in the over the counter market.

The Fund invests directly or indirectly in fixed-income securities without any restriction on maturity or creditworthiness, which primarily includes U.S. government securities, municipal securities, asset-backed debt securities, mortgaged-backed securities, floating notes and debt securities rated below investment grade, also known as “junk bonds”. The Fund invests in equity securities without restriction to any specific sector or market capitalization range. The Subadviser’s investment decisions are based on a variety of trading models and an analysis of the overall investment opportunities and risks among categories or sectors of equity and fixed-income securities or investment vehicles that represent pools of such securities, such as major market indices, investment companies and ETFs. The Subadviser’s strategy does not involve fundamental research and analysis of individual securities. The Fund is a diversified fund, meaning that the Fund is limited in the proportion of its assets that may be invested in the securities of a single issuer and may cause the Fund to benefit less from appreciation in a single issuer than if it had greater exposure to that issuer. The Fund employs an aggressive management strategy that typically results in high portfolio turnover.

The Subadviser employs an investment strategy that alternates between positions designed to profit from market trends, such as entering into “long” and “short” positions, directly or indirectly through ETFs, other investment companies and derivatives of equity and fixed-income securities, and investing in cash or cash equivalents as a defensive measure. The Subadviser seeks to take “long” positions prior to or at the outset of upward trends in prices and seeks to take “short” positions prior to or early in downward trends in prices. The Fund does not set a limit on the amount of the Fund’s assets long or short that may be invested in derivative instruments or used to cover short positions. However, margin requirements and government regulations will constrain the use of derivative instruments and short positions. The Subadviser may reposition the Fund’s portfolio in response to market movements in an attempt to participate in a developing trend and may attempt to anticipate market moves and initiate appropriate action in advance of actual market trends. The Subadviser will employ leveraged investment techniques, such as futures, that allow the Fund to increase its exposure to the market during times when the Subadviser anticipates a strong market trend. The low margin deposits normally required in trading derivatives, including futures contracts, permit a high degree of leverage. The Subadviser also may employ hedging strategies designed to reduce volatility and risk.

The Fund expects to gain exposure to the commodities market and Bitcoin indirectly by investing up to 25% of its total assets (measured at the time of investment) in a wholly-owned and controlled subsidiary (the “Subsidiary”), which is designed to enhance the ability of the Fund to obtain indirect exposure to both the commodities market and Bitcoin consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. Unlike the Fund, the Subsidiary may invest without limitation indirectly in commodity-linked derivatives or Bitcoin-linked investments, however, the Subsidiary will comply with the same Investment Company Act of 1940 (“1940 Act”) asset coverage requirements, when viewed on a consolidated basis with the Fund, with respect to its investments in derivatives. The Subsidiary will comply with the 15% Bitcoin limits described above, when viewed on a consolidated basis with the Fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund entails risks. The Fund could lose money, or its performance could trail that of other investment alternatives. Neither the Subadviser nor the Fund’s adviser, Advisors Preferred LLC (“Advisors Preferred” or the “Adviser”) can guarantee that the Fund will achieve its objective. (Collectively, the Subadviser and Advisors Preferred are referred to herein as “Advisers” in certain circumstances.) It is important that investors closely review and understand these risks before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect many issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money on your investment in the Fund.

Subadviser’s Investment Strategy Risk

The principal risk of investing in the Fund is that the Subadviser’s investment strategy will not be successful. While the Subadviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. The Subadviser will aggressively change the Fund’s portfolio in response to market conditions that are unpredictable and may expose the Fund to greater market risk than other mutual funds. There is no assurance that the Subadviser’s investment strategy will enable the Fund to achieve its investment objective.

Aggressive Investment Techniques Risk

The Fund uses investment techniques that may be considered aggressive. Risks associated with the use of swap agreements and futures contracts include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Asset-Backed Securities Risk

Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Fund’s asset-backed securities also may be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

Bitcoin Risk

Bitcoin may experience very high volatility and related investment vehicles may be affected by such volatility. As a cryptocurrency, Bitcoin operates without central authority and is not backed by any government. Federal, state or foreign governments may restrict the use and exchange of Bitcoin, and regulation in the U.S. is still developing. Increased regulation might tend to depress the price of Bitcoin. Cryptocurrency exchanges may stop operating or permanently shut down due to fraud, technical glitches, hackers or malware. Bitcoin transactions are irrevocable and stolen or incorrectly transferred Bitcoins may be irretrievable. As a result, any incorrectly executed Bitcoin transactions could adversely affect the value of the Fund’s investment in the Grayscale® Bitcoin Trust. Shares of the Grayscale® Bitcoin Trust may trade at a premium or discount to the net asset value of the Grayscale® Bitcoin Trust. Historically, Grayscale® Bitcoin Trust has traded at a significant premium.

Commodity Futures Risk

Investing in the commodities markets though futures may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

Credit Risk

The Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. The Fund could also lose money if the issuer of a debt security in which it has a short position is upgraded or generally improves its standing. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance. Credit risk usually applies to most debt securities, but generally is not a factor for U.S. government obligations.

Depositary Receipt Risk

To the extent the Fund invests in stocks of foreign corporations, the Fund’s investment in such stocks may also be in the form of both sponsored and unsponsored depositary receipts or other securities convertible into securities of foreign issuers, including ADRs. While the use of ADRs, which are traded on exchanges and represent an ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

Derivatives Risk

Investments in derivatives (including commodity futures) are subject to market risks that may cause their prices to fluctuate over time and increase the Fund’s volatility. As a result, the Fund may incur larger losses or smaller gains than otherwise would be the case if the Fund invested directly in the underlying securities. The value of a Bitcoin or commodity-linked derivative investment typically is based upon the price movements of Bitcoin or a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these instruments will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These instruments expose the Fund economically to movements in Bitcoin or commodity prices. Trading in the futures, forward, and swaps markets typically results in volatile performance. Several occasions in the recent past have witnessed sudden and major reversals in these markets, resulting in major losses for traders. Derivative prices may not move in lockstep with the reference asset and therefore, may be an imperfect asset substitute. Bitcoin futures are more susceptible to illiquidity risk than more established futures contracts.

Emerging Markets Risk

Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Equity Securities Risk

Investments in publicly issued equity securities in general are subject to market risks that may cause their prices to fluctuate over time and in turn cause the Fund’s Net Asset Value (“NAV”) to fluctuate.

Floating Rate Notes Risk

The Fund may invest in floating rate notes. Securities with floating rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value and negatively impact the Fund’s NAV, particularly if changes in prevailing interest rates are more frequent or sudden than the rate changes for the floating rate notes, which only occur periodically. This risk is also heightened because floating rate Treasury obligations are new issuances for which a deep and liquid market has not yet developed. The Fund’s investment in floating rate notes may include bank loans. Bank loans may have a settlement period of up to seven days and may not be considered securities or have the same level of protection under federal securities laws.

Foreign Securities Risk

Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Fund’s returns and NAVs may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. Investments in ADRs are subject to many of the risks associated with investing directly in foreign securities.

High Portfolio Turnover Risk

The Fund experiences high portfolio turnover related to its aggressive investment strategy, which involves correspondingly greater expenses to the Fund, as well as potentially adverse tax consequences, to the Fund’s shareholders from distributions of increased net short-term capital gains and may adversely affect the Fund’s performance.

High-Yield Securities Risk

The Fund will invest a significant portion or all of its assets in securities rated below investment grade or “junk bonds.” Junk bonds may be sensitive to economic changes, political changes, or adverse developments specific to a company. High yield securities may have speculative characteristics. These securities generally involve greater risk of default or price changes than other types of fixed-income securities and the Fund’s performance may vary significantly as a result. Therefore, an investment in the Fund is subject to a higher risk of loss than an investment in a fund that may not invest in lower-rated securities.

Holding Cash Risk

The Fund may hold cash positions when the market is not producing returns greater than the short-term cash investments in which the Fund may invest. There is a risk that the sections of the market in which the Fund invests will begin to rise or fall rapidly and the Fund will not be able to sell stocks quickly enough to avoid losses, or reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

Interest Rate Risk

Debt securities have varying levels of sensitivity to changes in interest rates. The longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price.

Leverage Risk

The Fund may employ leveraged investment techniques, including the use of financial instruments to produce leverage results for investment purposes. Use of leverage can magnify the effects of changes in the value of the Fund and makes it more volatile. The leveraged investment techniques that the Fund employs could cause investors in the Fund to lose more money in adverse environments.

Market Risk

Overall investment market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US and international investment markets. Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Master Limited Partnership Risk

Investments in common units of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote. An investment in an MLP also exposes the Fund to certain tax risks associated with investing in partnerships. MLPs may have limited financial resources, their securities may be relatively illiquid, and they may be subject to more erratic price movements because of the underlying assets they hold.

Municipal Securities Risk.

Changes in the financial health of a municipality may make it difficult for it to make interest and principal payments when due. A downgrade in the issuer’s or security’s credit rating can reduce the market value of the security. The value of municipal bonds that depend on a specific revenue source or general revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source(s) or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source(s). In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal bonds.

Other Investment Companies Risk and ETFs Risk

Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in an ETF’s shares at the most optimal time, adversely affecting the Fund’s performance.

Prepayment Risk and Mortgage-Backed Securities Risk

Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. As a result, the Fund may have to reinvest its assets in mortgage securities or other debt securities that have lower yields.

Regulatory Risk

The regulation of the U.S. commodities markets has undergone substantial change in recent years, a process which is expected to continue, particularly as rules are enacted by the Commodity Futures Trading Commission (“CFTC”) pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Reform Act”). In addition to regulatory changes, the economic features of the markets to be traded by the Fund have undergone, and are expected to continue to undergo, rapid and substantial changes as new strategies and instruments are introduced.

Regulatory Change Risk

The Adviser has, on behalf of the Fund, filed a notice with the National Futures Association (“NFA”) claiming an exemption from certain of the CFTC’s reporting, disclosure and recordkeeping requirements with respect to the Fund in accordance with Part 4 of the CFTC regulations. If, in the future, the Adviser determines that it is not eligible for this exemption or other relief from CFTC regulation, the Adviser will be required to comply with all CFTC regulations regarding disclosure, reporting and recordkeeping with respect to the Fund. Compliance with such requirements will likely increase the costs associated with an investment in the Fund.

Shorting Securities Risk

Short positions are designed to profit from a decline in the price of particular securities, baskets of securities or indices. The Fund will lose value if and when the instrument’s price rises, a result that is the opposite from traditional mutual funds.

Small- and Mid-Capitalization Companies Risk

Investing in the securities of small-capitalization and mid-capitalization companies involves greater risks and the possibility of greater price volatility than investing in larger capitalization and more-established companies. Investments in mid-cap companies involve less risk than investing in small-cap companies. Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity. Mid-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.

Tax Risk

Certain of the Fund’s investment strategies, including transactions in options, financial and commodity futures contracts, hedging transactions, forward contracts and swap contracts, may be subject to the special tax rules, the effect of which may have adverse tax consequences for the Fund. Also, by investing indirectly in commodities and Bitcoin through the Subsidiary, the Fund will obtain exposure to the commodities markets within the U.S. federal tax requirements that apply to the Fund. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains. Additionally, the Internal Revenue Service (“IRS”) issued a number of private letter rulings to other mutual funds (unrelated to the Fund), which indicated that certain income from a fund’s investment in a wholly-owned foreign subsidiary would constitute “qualifying income” for purposes of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). However, the IRS has suspended issuance of any further letters on this issue in 2011, and in 2016 added this issue to its list of issues on which it would not provide private letter ruling guidance to taxpayers. However, the Fund complies with Subchapter M by having the Subsidiary make an annual dividend distribution to the Fund. If the IRS were to change Subchapter M, the income from the Fund’s investment in the Subsidiary might not be qualifying income, and therefore the Fund might not qualify as a regulated investment company for one or more years, subjecting the Fund to Fund-level taxation.

Wholly Owned Subsidiary Risk

The Subsidiary will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. The Adviser has, on behalf of the Subsidiary, filed a notice with the CFTC and the NFA claiming exemption from the CFTC’s reporting requirements in accordance with Part 4 of the CFTC regulations pursuant to no-action relief for certain subsidiaries of registered investment companies. Under this no-action letter guidance, the CFTC provides relief relating to CFTC reporting requirements for commodity pools, such as the Subsidiary, that are wholly owned subsidiaries of registered investment companies (such as the Fund). The Adviser also claims exemption from the CFTC’s disclosure and reporting requirements in accordance with Part 4 of the CFTC regulations, which provide relief relating to CFTC disclosure and reporting requirements for commodity pools, such as the Subsidiary, that are operated by a commodity pool operator that is the same as, controls, is controlled by or is under common control with the commodity pool operator of an offered pool (such as the Fund). Changes in the laws or regulations of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

The Fund, by investing in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. However, the Fund wholly owns and controls the Subsidiary. The investments of the Fund and Subsidiary are both managed by the Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund or its shareholders. The Board of Trustees has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as the sole shareholder of the Subsidiary.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you could lose all or a portion of your money on your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied over time. The bar chart shows changes in the Fund’s performance for Investor Class Shares from calendar year to calendar year. The table shows how the Fund’s average annual returns for the one-year, five-year and since inception periods compare with those of a broad-based market for the same periods. The Bloomberg Barclays Capital U.S. Aggregate Bond Index shows how the Fund performance compared with a broad-based investment grade bond index during the same periods. The S&P 500 Total Return Index shows how the Fund compared with a widely used broad-based equity securities index during the periods shown. The Fund’s past performance, before and after taxes, is not necessarily an indication of how it will perform in the future. Updated performance and daily NAV is available on the Fund’s website at www.HundredfoldSelect.com or by calling the Fund toll-free at 1-855-582-8006.

The Fund was reorganized on August 9, 2019 from a predecessor fund (the “Predecessor Fund-2”) to a series of Advisors Preferred Trust, a Delaware statutory trust (the “Reorganization-2”). Previously, the Fund was reorganized on October 3, 2011 from a predecessor fund (the “Predecessor Fund-1”) to a series of Northern Lights Fund Trust II, a Delaware statutory trust (the “Reorganization-1”). The Fund is a continuation of Predecessor Fund-2 and Predecessor Fund-1 and, therefore, the performance information includes performance of the Predecessor Funds.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied over time. The bar chart shows changes in the Fund’s performance for Investor Class Shares from calendar year to calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund’s past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.HundredfoldSelect.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	1-855-582-8006
Bar Chart [Heading]	rr_BarChartHeading	Total Return for the Calendar Year Ended December 31,
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 13.46% for the quarter ended December 31, 2020 and its lowest calendar quarter return was -4.26% for the quarter ended December 31, 2018. The year-to-date return of the Investor Class Shares for the period ended June 30, 2021 was 10.45%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return of the Investor Class Shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the Fund’s highest calendar quarter return was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	its lowest calendar quarter return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.26%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2020)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown; and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts (“IRAs”).
Investor Class Shares | Hundredfold Select Alternative Fund | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HFSAX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.45%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 178
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	551
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	949
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,062
Annual Return 2013	rr_AnnualReturn2013	7.71%
Annual Return 2014	rr_AnnualReturn2014	2.80%
Annual Return 2015	rr_AnnualReturn2015	0.34%
Annual Return 2016	rr_AnnualReturn2016	9.98%
Annual Return 2017	rr_AnnualReturn2017	9.92%
Annual Return 2018	rr_AnnualReturn2018	(1.97%)
Annual Return 2019	rr_AnnualReturn2019	10.35%
Annual Return 2020	rr_AnnualReturn2020	38.71%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	38.71%
5 Years	rr_AverageAnnualReturnYear05	12.65%
Since Inception	rr_AverageAnnualReturnSinceInception	9.09%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 24, 2012
Investor Class Shares | Hundredfold Select Alternative Fund | Barclays Capital U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.51%	[3]
5 Years	rr_AverageAnnualReturnYear05	4.44%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	3.26%	[2],[3]
Investor Class Shares | Hundredfold Select Alternative Fund | S&P 500 Total Return Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.40%	[4]
5 Years	rr_AverageAnnualReturnYear05	15.22%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	15.06%	[2],[4]
Investor Class Shares | Hundredfold Select Alternative Fund | Return After Taxes on Distributions | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.98%
5 Years	rr_AverageAnnualReturnYear05	9.32%
Since Inception	rr_AverageAnnualReturnSinceInception	6.09%	[2]
Investor Class Shares | Hundredfold Select Alternative Fund | Return After Taxes on Distributions and Sale of Fund Shares | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	23.12%	[5]
5 Years	rr_AverageAnnualReturnYear05	8.35%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	5.70%	[2],[5]
Service Class Shares | Hundredfold Select Alternative Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Hundredfold Select Alternative Fund (the “Fund”) seeks a moderate total rate of return (income plus capital appreciation) on an annual basis.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 515% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	515.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses for the Fund do not correlate to the “Ratios to Average Net Assets: Net Expenses” provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Hundredfold Advisors LLC (“Hundredfold” or the “Subadviser”) actively manages the Fund’s portfolio to invest primarily in any combination of equity and fixed-income securities based on market conditions and trends and the Subadviser’s expectations and assessment of risks. Equity securities are common and preferred stocks. The term “Alternative” in the Fund’s name simply refers to the fact that the Subadviser may choose from among many investment alternatives and alternative strategies such as taking short exposure to an asset class. Although the Fund may invest directly in equity and fixed-income securities, it will primarily invest in such securities indirectly through securities that invest in or are a derivative of such securities, primarily including futures contracts, swap agreements, exchange-traded funds (“ETFs”), naked and covered options on such instruments, currencies, and other unaffiliated investment companies. The Subadviser may also select long or short commodity futures of any kind to seek to enhance returns or hedge economic risk related to the portfolio. It may also seek exposure to securities of foreign issuers including those in emerging markets. The Fund also may invest in depositary receipts, including sponsored and unsponsored American Depositary Receipts (“ADRs”), which are traded on exchanges and provide an alternative to investing directly in foreign securities. The Fund’s investments may also include securities issued by master limited partnerships (“MLPs”), provided that the Fund may not invest more than 10% of its net assets in such securities. The Fund may invest up to 15% of its total assets to indirectly gain exposure to Bitcoin, through shares of Grayscale® Bitcoin Trust and Bitcoin futures contracts. For purposes of this 15% limit, these investments are measured at market value and notional value, respectively. Grayscale® Bitcoin Trust is a Delaware statutory trust that holds Bitcoin and issues common units of fractional undivided beneficial interest (shares) that trade in the over the counter market.

The Fund invests directly or indirectly in fixed-income securities without any restriction on maturity or creditworthiness, which primarily includes U.S. government securities, municipal securities, asset-backed debt securities, mortgaged-backed securities, floating notes and debt securities rated below investment grade, also known as “junk bonds”. The Fund invests in equity securities without restriction to any specific sector or market capitalization range. The Subadviser’s investment decisions are based on a variety of trading models and an analysis of the overall investment opportunities and risks among categories or sectors of equity and fixed-income securities or investment vehicles that represent pools of such securities, such as major market indices, investment companies and ETFs. The Subadviser’s strategy does not involve fundamental research and analysis of individual securities. The Fund is a diversified fund, meaning that the Fund is limited in the proportion of its assets that may be invested in the securities of a single issuer and may cause the Fund to benefit less from appreciation in a single issuer than if it had greater exposure to that issuer. The Fund employs an aggressive management strategy that typically results in high portfolio turnover.

The Subadviser employs an investment strategy that alternates between positions designed to profit from market trends, such as entering into “long” and “short” positions, directly or indirectly through ETFs, other investment companies and derivatives of equity and fixed-income securities, and investing in cash or cash equivalents as a defensive measure. The Subadviser seeks to take “long” positions prior to or at the outset of upward trends in prices and seeks to take “short” positions prior to or early in downward trends in prices. The Fund does not set a limit on the amount of the Fund’s assets long or short that may be invested in derivative instruments or used to cover short positions. However, margin requirements and government regulations will constrain the use of derivative instruments and short positions. The Subadviser may reposition the Fund’s portfolio in response to market movements in an attempt to participate in a developing trend and may attempt to anticipate market moves and initiate appropriate action in advance of actual market trends. The Subadviser will employ leveraged investment techniques, such as futures, that allow the Fund to increase its exposure to the market during times when the Subadviser anticipates a strong market trend. The low margin deposits normally required in trading derivatives, including futures contracts, permit a high degree of leverage. The Subadviser also may employ hedging strategies designed to reduce volatility and risk.

The Fund expects to gain exposure to the commodities market and Bitcoin indirectly by investing up to 25% of its total assets (measured at the time of investment) in a wholly-owned and controlled subsidiary (the “Subsidiary”), which is designed to enhance the ability of the Fund to obtain indirect exposure to both the commodities market and Bitcoin consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. Unlike the Fund, the Subsidiary may invest without limitation indirectly in commodity-linked derivatives or Bitcoin-linked investments, however, the Subsidiary will comply with the same Investment Company Act of 1940 (“1940 Act”) asset coverage requirements, when viewed on a consolidated basis with the Fund, with respect to its investments in derivatives. The Subsidiary will comply with the 15% Bitcoin limits described above, when viewed on a consolidated basis with the Fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund entails risks. The Fund could lose money, or its performance could trail that of other investment alternatives. Neither the Subadviser nor the Fund’s adviser, Advisors Preferred LLC (“Advisors Preferred” or the “Adviser”) can guarantee that the Fund will achieve its objective. (Collectively, the Subadviser and Advisors Preferred are referred to herein as “Advisers” in certain circumstances.) It is important that investors closely review and understand these risks before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect many issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money on your investment in the Fund.

Subadviser’s Investment Strategy Risk

The principal risk of investing in the Fund is that the Subadviser’s investment strategy will not be successful. While the Subadviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. The Subadviser will aggressively change the Fund’s portfolio in response to market conditions that are unpredictable and may expose the Fund to greater market risk than other mutual funds. There is no assurance that the Subadviser’s investment strategy will enable the Fund to achieve its investment objective.

Aggressive Investment Techniques Risk

The Fund uses investment techniques that may be considered aggressive. Risks associated with the use of swap agreements and futures contracts include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Asset-Backed Securities Risk

Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Fund’s asset-backed securities also may be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

Bitcoin Risk

Bitcoin may experience very high volatility and related investment vehicles may be affected by such volatility. As a cryptocurrency, Bitcoin operates without central authority and is not backed by any government. Federal, state or foreign governments may restrict the use and exchange of Bitcoin, and regulation in the U.S. is still developing. Increased regulation might tend to depress the price of Bitcoin. Cryptocurrency exchanges may stop operating or permanently shut down due to fraud, technical glitches, hackers or malware. Bitcoin transactions are irrevocable and stolen or incorrectly transferred Bitcoins may be irretrievable. As a result, any incorrectly executed Bitcoin transactions could adversely affect the value of the Fund’s investment in the Grayscale® Bitcoin Trust. Shares of the Grayscale® Bitcoin Trust may trade at a premium or discount to the net asset value of the Grayscale® Bitcoin Trust. Historically, Grayscale® Bitcoin Trust has traded at a significant premium.

Commodity Futures Risk

Investing in the commodities markets though futures may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

Credit Risk

The Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. The Fund could also lose money if the issuer of a debt security in which it has a short position is upgraded or generally improves its standing. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance. Credit risk usually applies to most debt securities, but generally is not a factor for U.S. government obligations.

Depositary Receipt Risk

To the extent the Fund invests in stocks of foreign corporations, the Fund’s investment in such stocks may also be in the form of both sponsored and unsponsored depositary receipts or other securities convertible into securities of foreign issuers, including ADRs. While the use of ADRs, which are traded on exchanges and represent an ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

Derivatives Risk

Investments in derivatives (including commodity futures) are subject to market risks that may cause their prices to fluctuate over time and increase the Fund’s volatility. As a result, the Fund may incur larger losses or smaller gains than otherwise would be the case if the Fund invested directly in the underlying securities. The value of a Bitcoin or commodity-linked derivative investment typically is based upon the price movements of Bitcoin or a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these instruments will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These instruments expose the Fund economically to movements in Bitcoin or commodity prices. Trading in the futures, forward, and swaps markets typically results in volatile performance. Several occasions in the recent past have witnessed sudden and major reversals in these markets, resulting in major losses for traders. Derivative prices may not move in lockstep with the reference asset and therefore, may be an imperfect asset substitute. Bitcoin futures are more susceptible to illiquidity risk than more established futures contracts.

Emerging Markets Risk

Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Equity Securities Risk

Investments in publicly issued equity securities in general are subject to market risks that may cause their prices to fluctuate over time and in turn cause the Fund’s Net Asset Value (“NAV”) to fluctuate.

Floating Rate Notes Risk

The Fund may invest in floating rate notes. Securities with floating rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value and negatively impact the Fund’s NAV, particularly if changes in prevailing interest rates are more frequent or sudden than the rate changes for the floating rate notes, which only occur periodically. This risk is also heightened because floating rate Treasury obligations are new issuances for which a deep and liquid market has not yet developed. The Fund’s investment in floating rate notes may include bank loans. Bank loans may have a settlement period of up to seven days and may not be considered securities or have the same level of protection under federal securities laws.

Foreign Securities Risk

Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Fund’s returns and NAVs may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. Investments in ADRs are subject to many of the risks associated with investing directly in foreign securities.

High Portfolio Turnover Risk

The Fund experiences high portfolio turnover related to its aggressive investment strategy, which involves correspondingly greater expenses to the Fund, as well as potentially adverse tax consequences, to the Fund’s shareholders from distributions of increased net short-term capital gains and may adversely affect the Fund’s performance.

High-Yield Securities Risk

The Fund will invest a significant portion or all of its assets in securities rated below investment grade or “junk bonds.” Junk bonds may be sensitive to economic changes, political changes, or adverse developments specific to a company.

High yield securities may have speculative characteristics. These securities generally involve greater risk of default or price changes than other types of fixed-income securities and the Fund’s performance may vary significantly as a result. Therefore, an investment in the Fund is subject to a higher risk of loss than an investment in a fund that may not invest in lower-rated securities.

Holding Cash Risk

The Fund may hold cash positions when the market is not producing returns greater than the short-term cash investments in which the Fund may invest. There is a risk that the sections of the market in which the Fund invests will begin to rise or fall rapidly and the Fund will not be able to sell stocks quickly enough to avoid losses, or reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

Interest Rate Risk

Debt securities have varying levels of sensitivity to changes in interest rates. The longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price.

Leverage Risk

The Fund may employ leveraged investment techniques, including the use of financial instruments to produce leverage results for investment purposes. Use of leverage can magnify the effects of changes in the value of the Fund and makes it more volatile. The leveraged investment techniques that the Fund employs could cause investors in the Fund to lose more money in adverse environments.

Market Risk

Overall investment market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US and international investment markets. Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Master Limited Partnership Risk

Investments in common units of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote. An investment in an MLP also exposes the Fund to certain tax risks associated with investing in partnerships. MLPs may have limited financial resources, their securities may be relatively illiquid, and they may be subject to more erratic price movements because of the underlying assets they hold.

Municipal Securities Risk.

Changes in the financial health of a municipality may make it difficult for it to make interest and principal payments when due. A downgrade in the issuer’s or security’s credit rating can reduce the market value of the security. The value of municipal bonds that depend on a specific revenue source or general revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source(s) or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source(s). In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal bonds.

Other Investment Companies Risk and ETFs Risk

Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in an ETF’s shares at the most optimal time, adversely affecting the Fund’s performance.

Prepayment Risk and Mortgage-Backed Securities Risk

Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. As a result, the Fund may have to reinvest its assets in mortgage securities or other debt securities that have lower yields.

Regulatory Risk

The regulation of the U.S. commodities markets has undergone substantial change in recent years, a process which is expected to continue, particularly as rules are enacted by the Commodity Futures Trading Commission (“CFTC”) pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Reform Act”). In addition to regulatory changes, the economic features of the markets to be traded by the Fund have undergone, and are expected to continue to undergo, rapid and substantial changes as new strategies and instruments are introduced.

Regulatory Change Risk

The Adviser has, on behalf of the Fund, filed a notice with the National Futures Association (“NFA”) claiming an exemption from certain of the CFTC’s reporting, disclosure and recordkeeping requirements with respect to the Fund in accordance with Part 4 of the CFTC regulations. If, in the future, the Adviser determines that it is not eligible for this exemption or other relief from CFTC regulation, the Adviser will be required to comply with all CFTC regulations regarding disclosure, reporting and recordkeeping with respect to the Fund. Compliance with such requirements will likely increase the costs associated with an investment in the Fund.

Shorting Securities Risk

Short positions are designed to profit from a decline in the price of particular securities, baskets of securities or indices. The Fund will lose value if and when the instrument’s price rises, a result that is the opposite from traditional mutual funds.

Small- and Mid-Capitalization Companies Risk

Investing in the securities of small-capitalization and mid-capitalization companies involves greater risks and the possibility of greater price volatility than investing in larger capitalization and more-established companies. Investments in mid-cap companies involve less risk than investing in small-cap companies. Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity. Mid-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.

Tax Risk

Certain of the Fund’s investment strategies, including transactions in options, financial and commodity futures contracts, hedging transactions, forward contracts and swap contracts, may be subject to the special tax rules, the effect of which may have adverse tax consequences for the Fund. Also, by investing indirectly in commodities and Bitcoin through the Subsidiary, the Fund will obtain exposure to the commodities markets within the U.S. federal tax requirements that apply to the Fund. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains. Additionally, the Internal Revenue Service (“IRS”) issued a number of private letter rulings to other mutual funds (unrelated to the Fund), which indicated that certain income from a fund’s investment in a wholly-owned foreign subsidiary would constitute “qualifying income” for purposes of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). However, the IRS has suspended issuance of any further letters on this issue in 2011, and in 2016 added this issue to its list of issues on which it would not provide private letter ruling guidance to taxpayers. However, the Fund complies with Subchapter M by having the Subsidiary make an annual dividend distribution to the Fund. If the IRS were to change Subchapter M, the income from the Fund’s investment in the Subsidiary might not be qualifying income, and therefore the Fund might not qualify as a regulated investment company for one or more years, subjecting the Fund to Fund-level taxation.

Wholly Owned Subsidiary Risk

The Subsidiary will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. The Adviser has, on behalf of the Subsidiary, filed a notice with the CFTC and the NFA claiming exemption from the CFTC’s reporting requirements in accordance with Part 4 of the CFTC regulations pursuant to no-action relief for certain subsidiaries of registered investment companies. Under this no-action letter guidance, the CFTC provides relief relating to CFTC reporting requirements for commodity pools, such as the Subsidiary, that are wholly owned subsidiaries of registered investment companies (such as the Fund). The Adviser also claims exemption from the CFTC’s disclosure and reporting requirements in accordance with Part 4 of the CFTC regulations, which provide relief relating to CFTC disclosure and reporting requirements for commodity pools, such as the Subsidiary, that are operated by a commodity pool operator that is the same as, controls, is controlled by or is under common control with the commodity pool operator of an offered pool (such as the Fund). Changes in the laws or regulations of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

The Fund, by investing in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. However, the Fund wholly owns and controls the Subsidiary. The investments of the Fund and Subsidiary are both managed by the Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund or its shareholders. The Board of Trustees has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as the sole shareholder of the Subsidiary.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you could lose all or a portion of your money on your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied over time. The bar chart shows changes in the Fund’s performance of Service Class Shares from calendar year to calendar year. The table shows how the Fund’s average annual returns for the one-year, five-year and ten-year periods compare with those of a broad-based market for the same periods. The Bloomberg Barclays Capital U.S. Aggregate Bond Index shows how the Fund performance compared with a broad-based investment grade bond index during the same periods. The S&P 500 Total Return Index shows how the Fund compared with the a widely used broad-based equity securities index during the periods shown. The Fund’s past performance, before and after taxes, is not necessarily an indication of how it will perform in the future. Updated performance and daily NAV is available on the Fund’s website at www.HundredfoldSelect.com or by calling the Fund toll-free at 1-855-582-8006.

The Fund was reorganized on August 9, 2019 from a predecessor fund (the “Predecessor Fund-2”) to a series of Advisors Preferred Trust, a Delaware statutory trust (the “Reorganization-2”). Previously, the Fund was reorganized on October 3, 2011 from a predecessor fund (the “Predecessor Fund-1”) to a series of Northern Lights Fund Trust II, a Delaware statutory trust (the “Reorganization-1”). The Fund is a continuation of Predecessor Fund-2 and Predecessor Fund-1 and, therefore, the performance information includes performance of the Predecessor Funds.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied over time. The bar chart shows changes in the Fund’s performance of Service Class Shares from calendar year to calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund’s past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.HundredfoldSelect.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	1-855-582-8006
Bar Chart [Heading]	rr_BarChartHeading	Total Return for the Calendar Year Ended December 31,
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 13.21% for the quarter ended December 31, 2020 and its lowest calendar quarter return was-4.46% for the quarter ended December 31, 2018. The year-to-date return of the Service Class Shares for the period ended June 30, 2021 was 9.89%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return of the Service Class Shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the Fund’s highest calendar quarter return was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	its lowest calendar quarter return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.46%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2020)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Service Class Shares | Hundredfold Select Alternative Fund | Service Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SFHYX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 273
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	838
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,430
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,032
Annual Return 2011	rr_AnnualReturn2011	4.01%
Annual Return 2012	rr_AnnualReturn2012	10.34%
Annual Return 2013	rr_AnnualReturn2013	6.72%
Annual Return 2014	rr_AnnualReturn2014	1.88%
Annual Return 2015	rr_AnnualReturn2015	(0.57%)
Annual Return 2016	rr_AnnualReturn2016	8.98%
Annual Return 2017	rr_AnnualReturn2017	8.96%
Annual Return 2018	rr_AnnualReturn2018	(2.81%)
Annual Return 2019	rr_AnnualReturn2019	9.31%
Annual Return 2020	rr_AnnualReturn2020	37.42%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	34.72%
5 Years	rr_AverageAnnualReturnYear05	11.63%
10 Years	rr_AverageAnnualReturnYear10	7.96%
Service Class Shares | Hundredfold Select Alternative Fund | S&P 500 Total Return Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.40%	[4]
5 Years	rr_AverageAnnualReturnYear05	15.22%	[4]
10 Years	rr_AverageAnnualReturnYear10	10.01%	[4]
Service Class Shares | Hundredfold Select Alternative Fund | Return After Taxes on Distributions | Service Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	30.81%
5 Years	rr_AverageAnnualReturnYear05	8.65%
10 Years	rr_AverageAnnualReturnYear10	5.41%
Service Class Shares | Hundredfold Select Alternative Fund | Return After Taxes on Distributions and Sale of Fund Shares | Service Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.39%	[6]
5 Years	rr_AverageAnnualReturnYear05	7.77%	[6]
10 Years	rr_AverageAnnualReturnYear10	5.09%	[6]
Service Class Shares | Hundredfold Select Alternative Fund | Bloomberg Barclays Capital U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.51%	[3]
5 Years	rr_AverageAnnualReturnYear05	4.44%	[3]
10 Years	rr_AverageAnnualReturnYear10	3.84%	[3]

[1]	Total Annual Fund Operating Expenses for the Fund do not correlate to the "Ratios to Average Net Assets: Net Expenses" provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	Investor Class Shares commenced operations on October 24, 2012.
[3]	The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). Investors cannot invest directly in an index or benchmark.
[4]	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.
[5]	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown; and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts ("IRAs").
[6]	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").